Regan Fixed Rate MBS ETF
Schedule of Investments
June 30, 2026 (Unaudited)

AGENCY MORTGAGE-BACKED SECURITIES - 91.9%	Par	Value
Fannie Mae Grantor Trust, Series 2001-T10, Class A1, 7.00%, 12/25/2041	$ 51,744	$ 51,931
Fannie Mae Whole Loan
Series 2003-W16, Class AF5, 4.40%, 11/25/2033 (a)	227,640	228,760
Series 2003-W4, Class 1A4, 4.38%, 10/25/2042 (b)(c)	359,058	353,795
Federal Home Loan Mortgage Corp.
Series 4075, Class KB, 2.50%, 07/15/2042	278,295	224,398
Series 4094, Class ME, 2.50%, 08/15/2042	137,660	123,181
Series 4096, Class HA, 2.00%, 12/15/2041	210,722	197,823
Series 4158, Class TC, 1.75%, 12/15/2042	86,571	82,113
Series 4165, Class TD, 1.50%, 12/15/2042	192,395	180,944
Series 4171, Class MN, 3.00%, 02/15/2043	98,000	74,775
Series 4171, Class NG, 2.00%, 06/15/2042	65,118	59,984
Series 4183, Class ME, 2.00%, 02/15/2042	71,194	69,273
Series 4468, Class EY, 3.25%, 08/15/2044	131,509	128,840
Series 4480, Class NA, 3.50%, 03/15/2045	99,777	95,557
Series 4550, Class DA, 3.00%, 03/15/2044	101,565	99,152
Series 4565, Class NG, 2.00%, 02/15/2046	95,598	84,814
Series 4585, Class QA, 3.50%, 04/15/2046	162,145	149,164
Series 4631, Class GP, 3.50%, 03/15/2046	150,842	144,163
Series 4705, Class MG, 2.50%, 07/15/2047	696,319	599,144
Series 4708, Class LM, 3.00%, 08/15/2047 (b)	157,512	110,701
Series 4717, Class BY, 3.00%, 09/15/2047 (b)	87,000	70,361
Series 4756, Class QB, 3.50%, 02/15/2048	479,273	434,971
Series 4915, Class DA, 1.50%, 09/25/2049	371,516	304,198
Series 4919, Class JL, 2.50%, 09/25/2049	95,935	80,940
Series 4926, Class JL, 2.50%, 09/25/2049	97,617	82,359
Series 4942, Class A, 3.00%, 01/25/2049	80,171	74,217
Series 4973, Class PO, 0.00%, 01/15/2041 (d)	220,793	168,918
Series 5041, Class JE, 1.25%, 03/25/2049	66,253	54,210
Series 5041, Class MC, 1.50%, 11/25/2050 (b)	159,126	81,751
Series 5082, Class UA, 2.00%, 03/25/2051	607,456	473,710
Series 5124, Class DH, 2.00%, 01/25/2048	88,192	76,701
Series 5169, Class YA, 2.00%, 09/25/2051 (b)	136,807	73,876
Series 5190, Class LA, 2.50%, 05/25/2049 (b)	51,267	42,616
Series 5210, Class DZ, 4.00%, 04/25/2052 (b)(e)	199,131	154,949
Series T-57, Class 1AP, 0.00%, 07/25/2043 (d)	500,490	301,797
Series T-59, Class 1A1, 6.50%, 10/25/2043	79,113	80,055
Federal National Mortgage Association
Series 2011-111, Class ME, 4.00%, 11/25/2041 (b)	69,346	62,758
Series 2012-106, Class QN, 3.50%, 10/25/2042	202,722	187,739
Series 2012-144, Class NB, 2.50%, 12/25/2042	266,000	197,522
Series 2012-146, Class PE, 1.75%, 08/25/2042	199,112	178,569
Series 2012-19, Class HB, 4.00%, 01/25/2042 (b)	60,322	58,765
Series 2012-93, Class TY, 2.00%, 06/25/2042	226,174	208,528
Series 2013-125, Class AD, 3.00%, 11/25/2039	72,564	68,169
Series 2013-54, Class PC, 1.10%, 05/25/2043	376,272	323,484
Series 2013-58, Class KG, 2.50%, 02/25/2043	536,692	493,782
Series 2015-13, Class KE, 3.00%, 03/25/2045	97,987	71,515
Series 2016-22, Class EB, 2.00%, 06/25/2044	322,398	269,858
Series 2017-11, Class PH, 2.50%, 03/25/2047	73,909	62,260
Series 2017-48, Class PG, 2.75%, 05/25/2047	349,606	311,146
Series 2017-49, Class LA, 3.00%, 06/25/2043	12,565	12,346
Series 2017-53, Class PA, 2.00%, 07/25/2047	576,725	474,267
Series 2017-64, Class PD, 2.50%, 07/25/2047	137,632	119,829

Series 2017-7, Class JA, 2.00%, 02/25/2047	155,010		128,333
Series 2017-80, Class GY, 3.50%, 10/25/2047	505,022		458,676
Series 2019-65, Class HJ, 2.00%, 11/25/2049	75,232		61,785
Series 2019-70, Class HA, 2.50%, 12/25/2049	138,570		119,821
Series 2020-15, Class EC, 2.50%, 10/25/2049	318,193		276,895
Series 2020-48, Class DA, 2.00%, 07/25/2050	283,248		237,247
Series 2021-17, Class KB, 1.00%, 04/25/2051 (b)	141,972		106,035
Series 2021-30, Class NC, 1.50%, 03/25/2048	150,547		133,088
Series 2021-58, Class KC, 1.50%, 04/25/2051	524,578		451,239
Series 2021-69, Class WJ, 1.50%, 10/25/2050	200,602		170,173
Series 2021-72, Class NA, 1.50%, 10/25/2051	377,679		197,023
Government National Mortgage Association
Series 2010-46, Class OJ, 0.00%, 06/20/2037 (d)	243,003		197,022
Series 2011-66, Class UA, 4.00%, 05/16/2041	84,627		80,356
Series 2012-106, Class UD, 1.50%, 09/20/2042	329,662		278,679
Series 2012-59, Class MP, 3.50%, 05/20/2042	239,931		225,654
Series 2012-75, Class PB, 2.50%, 06/20/2042	162,000		127,674
Series 2013-24, Class KE, 3.00%, 02/20/2043	225,000		189,975
Series 2015-52, Class EA, 2.00%, 01/16/2043	36,532		35,003
Series 2016-103, Class KM, 2.75%, 03/20/2046	182,963		171,264
Series 2016-117, Class JE, 3.00%, 08/20/2046	139,454		125,825
Series 2017-134, Class BA, 2.50%, 11/20/2046	126,096		114,967
Series 2018-124, Class NW, 3.50%, 09/20/2048	370,559		342,232
Series 2019-133, Class EB, 2.00%, 04/20/2049 (b)	112,000		70,980
Series 2019-23, Class NE, 3.50%, 11/20/2048	235,091		217,961
Series 2019-86, Class WC, 2.00%, 03/20/2049 (b)	72,643		59,703
Series 2020-163, Class LG, 1.75%, 04/20/2048	633,192		497,379
Series 2020-183, Class BA, 1.25%, 12/20/2050	167,945		83,582
Series 2020-95, Class MD, 3.50%, 07/20/2050	379,458		338,371
Series 2021-64, Class GX, 1.00%, 04/20/2051	172,599		131,977
Series 2021-73, Class YK, 1.25%, 04/20/2051	639,450		500,127
Series 2021-76, Class NC, 1.00%, 08/20/2050	833,229		637,054
Series 2021-93, Class QD, 1.25%, 09/20/2050	109,491		85,346
Series 2022-36, Class C, 1.55%, 02/20/2052 (c)	268,829		229,532
Series 2022-9, Class GA, 2.00%, 01/20/2052	130,519		107,270
TOTAL AGENCY MORTGAGE-BACKED SECURITIES (Cost $15,868,353)			15,902,926

U.S. TREASURY SECURITIES - 5.7%	Par		Value
United States Treasury Inflation Indexed Bonds, 0.13%, 04/15/2027	1,002,550		983,264
TOTAL U.S. TREASURY SECURITIES (Cost $985,146)			983,264

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.7%	Shares		Value
First American Treasury Obligations Fund - Class X, 3.58% (f)	122,114		122,114
TOTAL MONEY MARKET FUNDS (Cost $122,114)			122,114

TOTAL INVESTMENTS - 98.3% (Cost $16,975,613)			17,008,304
Other Assets in Excess of Liabilities - 1.7%		0.01692	292,719
TOTAL NET ASSETS - 100.0%			$ 17,301,023

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

PO Principal Only

(a)	Step coupon bond. The rate disclosed is as of June 30, 2026.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $1,246,290 or 7.2% of net assets as of June 30, 2026.

(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2026.

(d)	Principal only security.
(e)
This security accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of June 30, 2026.

(f)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

Regan Fixed Rate MBS ETF
Schedule of Futures Contracts
June 30, 2026 (Unaudited)

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 5 Year Note	(60)	09/30/2026	$ 6,398,426	$ (24,387)
Net Unrealized Appreciation (Depreciation)		$ –	$ –	$ (24,387)

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Regan Fixed Rate MBS ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Agency Mortgage-Backed Securities	$ –	$ 14,656,636	$ 1,246,290	$ 15,902,926
U.S. Treasury Securities	–	983,264	–	983,264
Money Market Funds	122,114	–	–	122,114
Total Investments	$ 122,114	$ 15,639,900	$ 1,246,290	$ 17,008,304

Liabilities:
Other Financial Instruments:
Futures Contracts *	$ (24,387)	$ –	$ –	$ (24,387)
Total Other Financial Instruments	$ (24,387)	$ –	$ –	$ (24,387)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of June 30, 2026.

Refer to the Schedule of Investments for further disaggregation of investment categories.

Fair Value Measurement Using Significant Unobservable Inputs	Level 3
Beginning balance as of September 30, 2025	$ 1,100,970
Purchases	331,092
Sales	(74,467)
Change in unrealized appreciation/depreciation	(18,604)
Amortization/(Accretion)	20,299
Realized gain/loss	5,221
Transfers into Level 3	81,751
Transfers out of Level 3	(199,970)
Ending balance as of June 30, 2026	$ 1,246,292
$0
Change in unrealized appreciation/depreciation still held as of June 30, 2026	$ (18,604)
0

Description	Fair Value as of June 30, 2026	Valuation Technique	Unobservable Inputs	Input Values (Ranges)
Agency Mortgage-Backed Securities	$ 1,246,290	0	0	$ –
	$ 1,246,290